SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Product revenues and segment profit (loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) segment	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Segment reporting
Number of operating segment | segment	2	2
Net revenues	¥ 13,516,698	$ 1,959,736	¥ 12,425,902	¥ 8,203,157
Cost of products sold	(12,676,722)	$ (1,837,952)	(11,804,807)	(7,837,325)
Segment profit	839,976		621,095	365,832
Product
Segment reporting
Net revenues	13,403,436		12,331,705	8,156,672
Service
Segment reporting
Net revenues	113,262		94,197	46,485
MP Service
Segment reporting
Net revenues	68,477		52,309	30,533
Other Services
Segment reporting
Net revenues	44,785		41,888	15,952
B2C segment
Segment reporting
Cost of products sold	(345,065)		(413,333)	(551,998)
Segment profit	96,463		109,418	139,268
B2C segment | Product
Segment reporting
Net revenues	408,305		491,855	666,223
B2C segment | Service
Segment reporting
Net revenues	33,223		30,896	25,043
B2B segment
Segment reporting
Cost of products sold	(12,331,657)		(11,391,474)	(7,285,327)
Segment profit	743,513		511,677	226,564
B2B segment | Product
Segment reporting
Net revenues	12,995,131		11,839,850	7,490,449
B2B segment | Service
Segment reporting
Net revenues	¥ 80,039		¥ 63,301	¥ 21,442